U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

September 2, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:     Hotchkis & Wiley Funds (the “Trust”)
Securities Act Registration No: 333-68740
Investment Company Registration No: 811-10487

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series listed in Appendix A below (collectively, the “Funds”), hereby certifies that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated August 29, 2025 and filed electronically as Post-Effective Amendment No. 70 to the Funds’ Registration Statement on Form N-1A on August 29, 2025.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at amber.kopp@usbank.com.

Sincerely,

/s/ Amber Kopp
Amber Kopp
For U.S. Bank Global Fund Services

Appendix A
Large Cap Disciplined Value Fund (formerly: Diversified Value Fund) (S000006212)
Large Cap Fundamental Value Fund (formerly: Large Cap Value Fund) (S000006213)
Mid-Cap Value Fund (S000006214)
Small Cap Value Fund (S000006215)
Small Cap Diversified Value Fund (S000045868)
International Value Fund (S000052191)
International Small Cap Diversified Value Fund (S000068938)
Global Value Fund (S000039502)
High Yield Fund (S000025241)
Value Opportunities Fund (S00006216)
HW Opportunities MP Fund (S000083057)
SMID Cap Diversified Value Fund (S00009135)